Transactions with Related Parties - Sifnos Shareholders Inc. (Details) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended
	Feb. 01, 2018 USD ($)	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($)	Apr. 06, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($) shares	Oct. 04, 2017 USD ($) shares
Amount drawn down					$ 50,333	$ 79,000
Weighted Average Interest Rate					4.31%	4.04%
Very Large Gas Carrier 1 (VLGC) | LPG Option Agreement
Number of vessels		1
Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement
Number of vessels			1
Very Large Gas Carrier 3 (VLGC) | LPG Option Agreement
Number of vessels				1
Very Large Gas Carrier 4 (VLGC) | LPG Option Agreement
Number of vessels				1
Private Placement
Number of shares issued | shares							36,363,636
Backstop Agreement
Number of shares issued | shares								36,363,636
New Revolving Facility | Very Large Gas Carrier 1 (VLGC) | LPG Option Agreement
Amount drawn down		$ 21,850
New Revolving Facility | Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement
Amount drawn down			$ 21,850
New Revolving Facility | Very Large Gas Carriers (VLGCs) | LPG Option Agreement
Amount drawn down				$ 79,000
Sifnos Shareholders Inc. | Revolving Credit Facilities
Weighted Average Interest Rate					6.05%	7.99%
Sifnos Shareholders Inc. | New Revolving Facility
Initiation date					Dec. 30, 2016
Principal amount					$ 200,000
Loan's tenor					3 years
Line of credit facility amount outstanding					$ 121,000
Variable rate basis					LIBOR
Spread on variable rate					5.50%
Debt Instrument Fee					2.0%
Increase in collateral base					30.00%
Commitment fee					1.00%
Sierra Investments Inc. | Private Placement
Number of shares issued | shares							9,818,182
Sierra Investments Inc. | Backstop Agreement
Number of shares issued | shares								36,057,876
Sierra Investments Inc. | Revolving Facility
Initiation date					May 23, 2017
Loan's tenor					5 years
Line of credit facility amount outstanding					$ 200,000
Variable rate basis					LIBOR
Spread on variable rate					6.50%
Debt Instrument Fee					1.0%
Increase in collateral base					30.00%
Sierra Investments Inc. | Revolving Facility | Private Placement
Amount converted							$ 27,000
Sierra Investments Inc. | Revolving Facility | Backstop Agreement
Amount converted								$ 99,159
Sierra Investments Inc. | Loan Facility Agreement
Initiation date					Oct. 25, 2017
Loan's tenor					5 years
Line of credit facility amount outstanding					$ 73,841
Variable rate basis					LIBOR
Spread on variable rate					4.50%
Debt instrument covenant description					Fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount
Cash repayment in full	$ 73,841